CAPITAL AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
CAPITAL AND FINANCIAL RISK MANAGEMENT
26.	CAPITAL AND FINANCIAL RISK MANAGEMENT

Capital Management

The Group’s policy is to maintain a strong capital base to maintain investor, creditor and market confidence and to sustain future development of the business. The Board of Directors monitors (loss)/earnings per share as a measure of performance, which the Group defines as (loss)/profit after tax divided by the weighted average number of shares in issue.

Fair Values

The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2022
Loans and receivables at amortised cost
Trade receivables	16	12,620	-	12,620	12,620
Cash and cash equivalents	17	6,578	-	6,578	6,578
Finance lease receivable	14, 16	170	-	170	170

		19,368	-	19,368	19,368

Liabilities at amortised cost
Senior secured term loan	22	-	(44,301)	(44,301)	(44,301)
Convertible note	22	-	(13,746)	(13,746)	(13,746)
Exchangeable note	22	(210)	-	(210)	(210)
Lease liabilities	23	(13,943)	-	(13,943)	(13,943)
Trade and other payables (excluding deferred income)	20	(15,261)	-	(15,261)	(15,261)
Provisions	21	(50)	-	(50)	(50)

		(29,464)	(58,047)	(87,511)	(87,511)

Fair value through profit and loss (FVPL)
Derivative liability - warrants	22	-	(1,569)	(1,569)	(1,569)
Derivative asset – prepayment option	22	-	128	128	128

		-	(1,441)	(1,441)	(1,441)

		(10,096)	(59,488)	(69,584)	(69,584)

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data.

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Loans and receivables at amortised cost
Trade receivables	16	13,290	-	13,290	13,290
Cash and cash equivalents	17	25,910	-	25,910	25,910
Finance lease receivable	14, 16	293	-	293	293

		39,493	-	39,493	39,493

Liabilities at amortised cost
Exchangeable note¹	22	-	(83,312)	(83,312)	(83,312)
Lease liabilities	23	(15,845)	-	(15,845)	(15,845)
Trade and other payables (excluding deferred income)	20	(14,986)	-	(14,986)	(14,986)
Provisions	21	(50)	-	(50)	(50)

		(30,881)	(83,312)	(114,193)	(114,193)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	22	-	-	-	-
Exchangeable note equity conversion option	22	-	-	-	-

		-	-	-	-

		8,612	(83,312)	(74,700)	(74,700)

The valuation techniques used for instruments categorised as level 2 are described below:

The fair values of the options associated with the exchangeable notes are calculated in consultation with third-party valuation specialists due to the complexity of their nature. There are a number of inputs utilised in the valuation of the options, including share price, historical share price volatility, risk-free rate and the expected borrowing cost spread over the risk-free rate.

Financial Risk Management

The Group uses a range of financial instruments (including cash, finance leases, receivables, payables and derivatives) to fund its operations. These instruments are used to manage the liquidity of the Group. Working capital management is a key additional element in the effective management of overall liquidity. The Group does not trade in financial instruments or derivatives. The main risks arising from the utilization of these financial instruments are interest rate risk, liquidity risk and credit risk.

Interest rate risk

Effective and repricing analysis

The following table sets out all interest-earning financial assets and interest-bearing financial liabilities held by the Group at December 31, indicating their effective interest rates and the period in which they re-price:

As at December 31, 2022	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	17	0.00%	6,578	6,578	-	-	-	-
Lease receivable	14,16	4.0%	170	46	41	49	34	-
Exchangeable note	22	4.8%	(210)	-	-	-	-	(210)
Senior secured term loan[1]	22	15.4%	(44,301)	-	-	-	(44,301)	-
Convertible note[2]	22	1.5%	(13,746)	-	-	-	-	(13,746)
Lease payable on Right of Use assets	23	5.0%	(13,898)	(812)	(819)	(1,679)	(4,522)	(6,066)
Lease payable on sale & leaseback transactions	23	5.0%	(45)	(35)	(10)	-	-	-

Total			(65,452)	5,777	(788)	(1,630)	(48,789)	(20,022)

¹ The senior secured term loan is a variable instrument which bears interest at an annual rate equal to 11.25% plus the greater of (a) one-month Term SOFR Reference Rate and (b) one percent per annum.

[2] The convertible note is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.

[3] The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045.

As at December 31, 2021	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 -12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	17	0.01%	25,910	25,910	-	-	-	-
Lease receivable	14,16	4.0%	293	81	61	89	62	-
Exchangeable note¹	22	4.8%	(83,312)	-	-	-	-	(83,312)
Other borrowings		0%	(31)	-	(31)	-	-	-
Lease payable on Right of Use assets	23	5.0%	(15,668)	(973)	(905)	(1,554)	(4,516)	(7,720)
Lease payable on sale & leaseback transactions	23	5.0%	(177)	(51)	(51)	(75)	-	-

Total			(72,985)	24,967	(926)	(1,540)	(4,454)	(91,032)

¹ The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045.

In broad terms, a one-percentage point increase in interest rates would increase interest income by US$Nil (2021: US$31,000) as, at December 31, 2022 the Company holds no funds in interest-bearing accounts; while the annual impact on the interest expense would be an increase of US$467,500 (2021: nil) on the costs of servicing the senior secured term loan.

In accordance with the UK Financial Conduct Authority’s announcement in March 2021, LIBOR benchmark rates were discontinued after 31 December 2022. The Group’s cash flows were affected by the interest rate benchmark reform. The senior secured Term Loan originally varied by reference to one-month LIBOR. During 2022, LIBOR was replaced by the Term SOFR Reference Rate as part of the inter-bank offer rate reform. This change did not have a material financial impact.

Interest rate profile of financial assets / liabilities

The interest rate profile of financial assets/liabilities of the Group was as follows:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Variable rate instruments
Cash at bank and in hand	6,578	22,790
Short-term deposits	-	3,120
Variable rate financial liabilities (senior secured term loan)	(44,301)	-

	(37,723)	25,910

Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(83,312)
Fixed rate financial liabilities (convertible note)	(13,746)	-
Fixed rate financial liabilities (borrowings)	-	(31)
Fixed rate financial liabilities (lease payables)	(13,943)	(15,844)
Financial assets (short-term deposits and short-term investments)	-	3,121
Financial assets (lease receivables)	170	293

	(27,729)	(95,773)

Fair value sensitivity analysis for fixed rate instruments

The Group does not account for any fixed rate financial liabilities at fair value through profit and loss. Therefore, a change in interest rates at December 31, 2022 or December 31, 2021 would not affect profit or loss. There was no significant difference between the fair value and carrying value of the Group’s trade receivables and trade and other payables at December 31, 2022 and December 31, 2021 as all fell due within 6 months.

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2022 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	15,261	15,261	15,261	-	-	-	-
Lease payable on Right of Use assets	13,898	17,196	1,120	1,130	2,240	5,739	6,967
Lease payable on sale & leaseback transactions	45	46	36	10	-	-	-
Senior secured term loan	44,301	69,519	4,194	3,595	7,190	54,540	-
Convertible note	13,746	21,900	150	150	300	900	20,400
Exchangeable notes	210	397	4	4	8	24	357

	87,461	124,319	20,765	4,889	9,738	61,203	27,724

¹ The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2022

As at December 31, 2021 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	15,127	15,127	15,127	-	-	-	-
Lease payable on Right of Use assets	15,668	15,668	973	905	1,554	4,516	7,720
Lease payable on sale & leaseback transactions	177	177	51	51	75	-	-
Other borrowings	31	31	-	31	-	-	-
Exchangeable notes ¹	83,312	99,900	-	-	-	-	99,900
Exchangeable note interest	999	93,906	1,998	1,998	3,996	11,988	73,926

	115,314	224,809	18,149	2,985	5,625	16,504	181,546

¹ The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045.

Foreign exchange risk

The majority of the Group’s activities are conducted in US Dollars. Foreign exchange risk arises from the fluctuating value of the Group’s Euro denominated expenses as a result of the movement in the exchange rate between the US Dollar and the Euro. There were no forward contracts in place as at December 31, 2022 or December 31, 2021.

Foreign currency financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management translated into US Dollars at the closing rate:

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	700	199	5	2,061	756	-
Trade and other receivable	1,001	27	-	950	1,443	-
Trade and other payables	(3,481)	(5)	(6)	(473)	(662)	-
Lease liabilities	(9,024)	-	-	-	(277)	-

Total exposure	(10,804)	221	(1)	2,538	1,260	-

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	327	115	5	4,617	1,370	-
Trade and other receivable	464	58	-	488	1,538	-
Trade and other payables	(2,456)	(28)	(11)	(166)	(629)	-
Lease liabilities	(10,629)	-	-	-	(139)	-

Total exposure	(12,294)	145	(6)	4,939	2,140	-

Sensitivity analysis

A 10% strengthening of the US Dollar against the Euro at December 31, 2022 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$’000
December 31, 2022
Euro	982

December 31, 2021
Euro	780

A 10% weakening of the US Dollar against the Euro at December 31, 2022 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2022
Euro	(1,200)

December 31, 2021
Euro	(953)

Credit Risk

The Group has no significant concentrations of credit risk. Exposure to credit risk is monitored on an ongoing basis. The Group maintains specific provisions for potential credit losses. To date such losses have been within management’s expectations. Due to the large number of customers and the geographical dispersion of these customers, the Group has no significant concentrations of accounts receivable.

With respect to credit risk arising from the other financial assets of the Group, which comprise cash and cash equivalents, the Group’s exposure to credit risk arises from default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments. The Group’s management considers that all of the above financial assets that are not impaired or past due for each of the 31 December reporting dates under review are of good credit quality.

The Group maintains cash and cash equivalents with various financial institutions. The Group performs regular and detailed evaluations of these financial institutions to assess their relative credit standing. The carrying amount reported in the balance sheet for cash and cash equivalents approximate their fair value.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk is as follows:

	Carrying Value December 31, 2022 US$’000	Carrying Value December 31, 2021 US$’000
Third party trade receivables (Note 16)	12,620	13,290
Finance lease income receivable (Note 16)	170	293
Cash and cash equivalents (Note 17)	6,578	25,910

	19,368	39,493

The maximum exposure to credit risk for trade receivables and finance lease income receivable by geographic location is as follows:

	Carrying Value December 31, 2022 US$’000	Carrying Value December 31, 2021 US$’000
United States	6,061	5,822
Euro-zone countries	1,183	1,072
United Kingdom	67	118
Other regions	5,479	6,571

	12,790	13,583

The maximum exposure to credit risk for trade receivables and finance lease income receivable by type of customer is as follows:

	Carrying Value December 31, 2022 US$’000	Carrying Value December 31, 2021 US$’000
End-user customers	7,365	6,923
Distributors	4,630	6,220
Non-governmental organisations	795	440

	12,790	13,583

Due to the large number of customers and the geographical dispersion of these customers, the Group has no significant concentrations of accounts receivable.

Impairment Losses

The ageing of trade receivables at December 31, 2022 is as follows:

	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2022	2022	2022	2021	2021	2021
	US$’000	US$’000%		US$’000	US$’000%
Not past due	8,341	-	-%	8,461	-	-%
Past due 0-30 days	1,622	-	-%	2,423	1	0.1%
Past due 31-120 days	1,564	23	1.5%	1,981	97	4.9%
Greater than 120 days	3,783	2,668	70.5%	3,011	2,888	73.0%

	15,310	2,691	-	15,876	2,986	-

 The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2022	2021
	US$’000	US$’000
Balance at January 1	2,986	3,922
Charged to costs and expenses	1,240	76
Amounts written off during the year	(1,535)	(1,012)

Balance at December 31	2,691	2,986

The allowance for impairment in respect of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the account owing is possible. At this point the amount is considered irrecoverable and is written off against the financial asset directly.